SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stock by Class
Composition of share capital:

	December 31, 2021
	Authorized	Issued and outstanding
	Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	234,262,636
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110
	1,083,417,110	317,679,746

Historical Composition of share capital:

	December 31, 2020
	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.01 par value each (3)	372,124,239	45,271,559
Preferred A shares of NIS 0.01 par value each (3)	37,431,121	23,770,526
Preferred A-1 shares of NIS 0.01 par value each (3)	7,746,902	7,746,902
Preferred B shares of NIS 0.01 par value each (3)	71,499,221	54,440,294
Preferred B-1 shares of NIS 0.01 par value each (3)	6,168,459	5,858,106
Preferred C shares of NIS 0.01 par value each (3)	42,801,681	21,581,947
Preferred D shares of NIS 0.01 par value each (3)	21,895,369	16,523,474
Preferred D-1 shares of NIS 0.01 par value each (3)	1,068,067	878,191
	560,735,059	176,070,999

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

(3) Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 7, Merger with 10X Capital, for details.